Financial Instruments and Risk Management - Effect on Consolidated Statements of Income of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	$ 29	$ (71)
Gain (loss) reclassified from OCI into earnings	(71)	123
Forward Contracts [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	11	(16)
Gain (loss) reclassified from OCI into earnings	(25)	67
Forward Contracts [Member] | Selling General And Administrative [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	1	(2)
Gain (loss) reclassified from OCI into earnings	(2)	8
Forward Contracts [Member] | Research and Development Expense [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	9	(20)
Gain (loss) reclassified from OCI into earnings	(18)	45
Currency Options [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative		(2)
Gain (loss) reclassified from OCI into earnings	(1)	(3)
Currency Options [Member] | Research and Development Expense [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative		(1)
Gain (loss) reclassified from OCI into earnings	(1)	(1)
Collars [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	5	(19)
Gain (loss) reclassified from OCI into earnings	(13)	1
Collars [Member] | Selling General And Administrative [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	1	(3)
Gain (loss) reclassified from OCI into earnings	(3)
Collars [Member] | Research and Development Expense [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred OCI on derivative	2	(8)
Gain (loss) reclassified from OCI into earnings	(8)
Contingent zero-cost collars [Member] | Gain (loss) on financial instruments, net [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from OCI into earnings		$ 6